Federated Hermes MDT Balanced Fund
Portfolio of Investments
October 31, 2021 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—59.3%
		Communication Services—5.6%
5,703		Activision Blizzard, Inc.	$445,918
2,604	[1]	Alphabet, Inc., Class A	7,710,236
21,112	[1]	Cars.com, Inc.	274,878
348	[1]	Charter Communications, Inc.	234,862
3,811		Electronic Arts, Inc.	534,493
7,122	[1]	Facebook, Inc.	2,304,465
6,754		Lumen Technologies, Inc.	80,102
75	[1]	Netflix, Inc.	51,773
19,249		News Corp., Inc., Class A	440,802
17,546		ViacomCBS, Inc., Class B	635,516
		TOTAL	12,713,045
		Consumer Discretionary—7.3%
1,571		Advance Auto Parts, Inc.	354,292
249	[1]	Amazon.com, Inc.	839,735
171	[1]	AutoZone, Inc.	305,208
755		Bath & Body Works, Inc.	52,163
2,854	[1]	Burlington Stores, Inc.	788,532
1,955	[1]	Capri Holdings Ltd.	104,084
1,098	[1]	CROCs, Inc.	177,272
3,479		Dick’s Sporting Goods, Inc.	432,127
3,611		Domino’s Pizza, Inc.	1,765,671
967	[1]	DoorDash, Inc.	188,372
853	[1]	Floor & Decor Holdings, Inc.	115,940
24,635		Ford Motor Co.	420,766
2,558	[1]	G-III Apparel Group Ltd.	73,312
15,297	[1]	Goodyear Tire & Rubber Co.	292,479
1,563		Home Depot, Inc.	581,030
805		Kohl’s Corp.	39,067
43,386		Macy’s, Inc.	1,148,427
2,633		McDonald’s Corp.	646,533
2,001	[1]	O’Reilly Automotive, Inc.	1,245,262
1,577	[1]	SeaWorld Entertainment, Inc.	100,139
4,789		Starbucks Corp.	507,969
7,459		Target Corp.	1,936,505
1,259	[1]	Tesla, Inc.	1,402,526
2,349	[1]	Ulta Beauty, Inc.	862,929
1,003		Wingstop, Inc.	172,987
5,837	[1]	YETI Holdings, Inc.	573,952
10,295		Yum! Brands, Inc.	1,286,257
		TOTAL	16,413,536
		Consumer Staples—2.4%
2,843	[2]	Albertsons Cos., Inc.	87,991
6,671	[1]	BJ’s Wholesale Club Holdings, Inc.	389,853
271		Coca-Cola Bottling Co.	108,779
2,778		Costco Wholesale Corp.	1,365,498

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
5,554		Hershey Foods Corp.	$973,894
8,516		Kroger Co.	340,810
861		Molson Coors Beverage Company, Class B	37,962
7,131		PepsiCo, Inc.	1,152,370
7,488		Philip Morris International, Inc.	707,916
2,471	[1]	Post Holdings, Inc.	250,757
		TOTAL	5,415,830
		Energy—1.2%
13,000		Continental Resources, Inc.	634,530
9,513		EOG Resources, Inc.	879,572
5,348		Helmerich & Payne, Inc.	166,002
21,158		Marathon Oil Corp.	345,298
10,504		Marathon Petroleum Corp.	692,529
		TOTAL	2,717,931
		Financials—7.3%
285	[1]	Alleghany Corp.	185,643
10,241		Allstate Corp.	1,266,504
17,829		Ally Financial, Inc.	851,156
25,513		Bank of New York Mellon Corp.	1,510,370
15,952		Huntington Bancshares, Inc.	251,085
9,463		Interactive Brokers Group, Inc., Class A	670,454
1,649		KKR & Co., Inc., Class COMMON	131,376
4,107		MSCI, Inc., Class A	2,730,662
4,743		NASDAQ, Inc.	995,413
44,000		New Residential Investment Corp.	499,840
11,430		Northern Trust Corp.	1,406,347
6,902		Prudential Financial, Inc.	759,565
22,920		State Street Corp.	2,258,766
9,961		The Travelers Cos., Inc.	1,602,526
9,566		Tradeweb Markets, Inc.	852,331
529	[1]	Upstart Holdings, Inc.	170,359
5,580		Zions Bancorporation, N.A.	351,484
		TOTAL	16,493,881
		Health Care—8.0%
24,375		AbbVie, Inc.	2,795,081
4,945		Amgen, Inc.	1,023,467
11,086	[1]	AnaptysBio, Inc.	364,729
1,038		Anthem, Inc.	451,665
12,393	[1]	Avantor, Inc.	500,429
1,139	[1]	Biohaven Pharmaceutical Holding Co. Ltd.	162,102
2,583		Bruker Corp.	207,415
580		CIGNA Corp.	123,894
15,524	[1]	Community Health Systems, Inc.	203,364
3,813		CVS Health Corp.	340,425
2,753	[1]	Davita, Inc.	284,220
539		Eli Lilly & Co.	137,316
1,634	[1]	Envista Holdings Corp.	63,889
657		Humana, Inc.	304,296
119	[1]	IDEXX Laboratories, Inc.	79,271
7,106	[1]	IQVIA Holdings, Inc.	1,857,651

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
7,592		Johnson & Johnson	$1,236,585
8,952		McKesson Corp.	1,860,942
10,005		Merck & Co., Inc.	880,940
7,854	[1]	Myriad Genetics, Inc.	241,668
3,787		Pfizer, Inc.	165,643
1,738	[1]	Progyny, Inc.	106,765
1,239	[1]	SAGE Therapeutics, Inc.	50,006
1,169	[1]	Shockwave Medical, Inc.	249,815
256	[1]	United Therapeutics Corp.	48,835
2,003	[1]	Veeva Systems, Inc.	634,971
8,748	[1]	Vertex Pharmaceuticals, Inc.	1,617,768
191	[1]	Waters Corp.	70,202
9,210		Zoetis, Inc.	1,991,202
		TOTAL	18,054,556
		Industrials—5.5%
2,875		AGCO Corp.	351,354
1,404	[1]	Alaska Air Group, Inc.	74,131
7,800		Allegion PLC	1,000,740
1,980	[1]	Avis Budget Group, Inc.	343,154
17,614		Carrier Global Corp.	919,979
7,124	[1]	CIRCOR International, Inc.	203,319
1,665		Flowserve Corp.	55,977
3,032		Fortune Brands Home & Security, Inc.	307,445
1,171	[1]	Generac Holdings, Inc.	583,814
1,943		General Electric Co.	203,762
414		Illinois Tool Works, Inc.	94,338
32,966	[1]	KAR Auction Services, Inc.	483,611
2,523		Lennox International, Inc.	755,083
676		Manpower, Inc.	65,335
9,134		Masco Corp.	598,734
36,818		Otis Worldwide Corp.	2,956,854
10,000		Pitney Bowes, Inc.	69,400
9,727		Ryder System, Inc.	826,309
1,185		Spirit AeroSystems Holdings, Inc., Class A	48,929
7,730	[1]	SPX Corp.	449,036
209		Trane Technologies PLC	37,814
3,670		TransUnion	423,114
1,458	[1]	TriNet Group, Inc.	147,623
1,875		United Parcel Service, Inc.	400,256
5,216	[1]	XPO Logistics, Inc.	447,533
3,983		Xylem, Inc.	520,140
		TOTAL	12,367,784
		Information Technology—15.9%
375		Accenture PLC	134,546
2,935		Alliance Data Systems Corp.	250,209
1,705	[1]	Ambarella, Inc.	316,840
24,630		Apple, Inc.	3,689,574
2,521	[1]	Arista Networks, Inc.	1,032,828
7,214	[1]	Arrow Electronics, Inc.	835,020
3,790	[1]	Asana, Inc.	514,682

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,650	[1]	Atlassian Corp. PLC	$1,214,044
14,080		Bentley Systems, Inc.	832,832
1,613		Broadcom, Inc.	857,584
4,701	[1]	Cirrus Logic, Inc.	379,888
3,294	[1]	CloudFlare, Inc.	641,408
2,931	[1]	Commvault Systems, Inc.	180,257
4,001	[1]	Crowdstrike Holdings, Inc.	1,127,482
7,478	[1]	Datadog, Inc.	1,249,200
2,333	[1]	Dell Technologies, Inc.	256,607
4,697	[1]	Dropbox, Inc.	143,212
23,418	[1]	DXC Technology Co.	762,724
4,881	[1]	Dynatrace Holdings LLC	366,075
5,007	[1]	EPAM Systems, Inc.	3,370,913
2,067	[1]	FleetCor Technologies, Inc.	511,396
7,164	[1]	Fortinet, Inc.	2,409,540
705	[1]	Gartner, Inc., Class A	233,997
628	[1]	Globant SA	200,451
14,151		Hewlett Packard Enterprise Co.	207,312
10,855		HP, Inc.	329,232
2,245	[1]	HubSpot, Inc.	1,818,966
9,807		Intel Corp.	480,543
3,825	[1]	MA-COM Technology Solutions Holdings, Inc.	267,061
1,460		Mastercard, Inc.	489,859
11,665		Microsoft Corp.	3,868,347
395	[1]	Palo Alto Networks, Inc.	201,091
10,306		Paychex, Inc.	1,270,524
2,166	[1]	Paylocity Corp.	660,933
9,836	[1]	Plantronics, Inc.	263,211
9,835		Qualcomm, Inc.	1,308,448
1,634	[1]	Rapid7, Inc.	210,378
239	[1]	ServiceNow, Inc.	166,765
3,840		Visa, Inc., Class A	813,197
8,203		Vishay Intertechnology, Inc.	157,662
31,056		Western Union Co.	565,840
9,197		Xerox Holdings Corp.	163,707
3,051	[1]	Zscaler, Inc.	972,842
		TOTAL	35,727,227
		Materials—1.7%
19,650		Alcoa Corp.	902,918
18,593	[1]	Allegheny Technologies, Inc.	299,347
15,163	[1]	Berry Global Group, Inc.	993,783
44,373		Chemours Co./The	1,243,331
6,661		Dow, Inc.	372,816
		TOTAL	3,812,195
		Real Estate—3.7%
3,600		American Campus Communities, Inc.	193,392
14,400		American Homes 4 Rent	584,640
26,900		Braemar Hotels & Resorts, Inc.	136,652
14,500		Brixmor Property Group, Inc.	339,880
15,600	[1]	Chatham Lodging Trust	197,964

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
3,500		Duke Realty Corp.	$196,840
320		Equinix, Inc.	267,862
4,400		Equity Residential Properties Trust	380,160
1,200		Essex Property Trust, Inc.	407,916
12,500		Hudson Pacific Properties Inc.	321,875
12,800		Invitation Homes, Inc.	528,000
24,000		Kimco Realty Corp.	542,400
17,000		Kite Realty Group Trust	345,100
6,200		National Storage Affiliates Trust	387,252
16,200		Pebblebrook Hotel Trust	363,852
2,700		ProLogis, Inc.	391,392
5,700		Regency Centers Corp.	401,337
4,900		Rexford Industrial Realty, Inc.	329,280
3,100		Simon Property Group, Inc.	454,398
2,300		Sun Communities, Inc.	450,754
4,750		Terreno Realty Corp.	347,368
6,800		UDR, Inc.	377,604
14,400	[2]	VICI Properties, Inc.	422,640
		TOTAL	8,368,558
		Utilities—0.7%
2,108		Evergy, Inc.	134,385
12,828		Exelon Corp.	682,321
1,985		NextEra Energy, Inc.	169,380
19,281		OGE Energy Corp.	656,904
		TOTAL	1,642,990
		TOTAL COMMON STOCKS (IDENTIFIED COST $99,737,598)	133,727,533
		CORPORATE BONDS—9.7%
		Basic Industry - Chemicals—0.0%
$ 10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	12,916
		Basic Industry - Metals & Mining—0.1%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	18,262
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	64,382
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	104,377
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	27,802
		TOTAL	214,823
		Capital Goods - Aerospace & Defense—0.6%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	198,720
275,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	303,903
5,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	5,277
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	118,350
300,000		Leidos Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	289,281
170,000		Leidos Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	182,562
10,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,007
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	14,828
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.860% (3-month USLIBOR +1.735%), 2/15/2042	35,300
50,000		Textron Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	54,594
50,000		Textron Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	53,349
		TOTAL	1,266,171

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—0.1%
$ 200,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	$210,548
	Capital Goods - Construction Machinery—0.0%
10,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	10,152
	Capital Goods - Diversified Manufacturing—0.1%
30,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	30,889
60,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	59,124
175,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	169,935
	TOTAL	259,948
	Communications - Cable & Satellite—0.2%
300,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	294,659
145,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	139,410
15,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	17,038
10,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	11,871
	TOTAL	462,978
	Communications - Media & Entertainment—0.2%
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	41,834
400,000	ViacomCBS Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	443,968
	TOTAL	485,802
	Communications - Telecom Wireless—0.2%
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	162,072
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	249,847
	TOTAL	411,919
	Communications - Telecom Wirelines—0.3%
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	12,213
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	312,509
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	11,181
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	5,784
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	198,180
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	95,392
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	96,352
29,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	27,590
	TOTAL	759,201
	Consumer Cyclical - Automotive—0.0%
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	15,083
10,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	10,611
	TOTAL	25,694
	Consumer Cyclical - Lodging—0.0%
20,000	American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	21,529
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	31,038
	TOTAL	52,567
	Consumer Cyclical - Retailers—0.2%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	197,624
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	265,120
15,000	CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	15,584
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	16,336
	TOTAL	494,664
	Consumer Cyclical - Services—0.2%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	206,180
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	135,282

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$ 15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	$15,433
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	16,579
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	75,249
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	18,056
	TOTAL	466,779
	Consumer Non-Cyclical - Food/Beverage—0.5%
30,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	36,321
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	317,297
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	150,712
80,000	General Mills, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/1/2051	81,899
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	295,071
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	205,291
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	19,107
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	55,082
	TOTAL	1,160,780
	Consumer Non-Cyclical - Health Care—0.1%
135,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	140,446
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	190,901
	TOTAL	331,347
	Consumer Non-Cyclical - Pharmaceuticals—0.4%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	602,098
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	18,113
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	11,964
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	17,229
165,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	173,317
	TOTAL	822,721
	Consumer Non-Cyclical - Supermarkets—0.0%
10,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	12,230
	Energy - Independent—0.4%
250,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	267,506
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	132,059
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	21,375
475,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	458,393
	TOTAL	879,333
	Energy - Integrated—0.6%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	144,452
20,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.224%, 4/14/2024	21,027
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	336,163
5,000	ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	7,392
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	285,530
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	268,538
275,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	300,712
	TOTAL	1,363,814
	Energy - Midstream—0.4%
20,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	23,157
115,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	123,311
75,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	80,234
10,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	12,844
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	187,423
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	28,240

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 40,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	$44,128
5,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	5,640
225,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 2/15/2049	290,758
20,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	20,299
10,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	11,015
		TOTAL	827,049
		Energy - Refining—0.0%
15,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	17,099
15,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	17,543
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	13,913
15,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	16,838
		TOTAL	65,393
		Financial Institution - Banking—1.4%
74,000		American Express Co., 2.650%, 12/2/2022	75,668
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	324,153
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	216,037
15,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	16,233
15,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	16,628
20,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	21,251
40,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	40,656
15,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	15,086
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	266,998
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	183,034
15,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	16,863
30,000		Comerica, Inc., 3.800%, 7/22/2026	32,690
75,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	79,380
40,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	41,221
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	285,149
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	220,323
10,000	[4]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 10/1/2024	10,756
25,000	[4]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 8/1/2024	25,891
20,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	20,824
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	17,178
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	416,145
300,000		Morgan Stanley, 4.300%, 1/27/2045	371,198
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	15,472
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	16,377
15,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	15,769
10,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	10,469
45,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 3.102%, 1/17/2023	46,355
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	236,500
10,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	10,970
10,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	10,896
		TOTAL	3,076,170
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	86,978
70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	79,075
15,000		XLIT Ltd., Sub., 4.450%, 3/31/2025	16,453
		TOTAL	182,506

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—0.2%
$ 150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	$161,526
250,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	304,409
	TOTAL	465,935
	Financial Institution - Insurance - Life—0.6%
400,000	AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	407,160
25,000	American International Group, Inc., 4.500%, 7/16/2044	30,565
35,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	37,482
125,000	American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	141,424
220,000	Belrose Funding Trust, Sr. Unsecd. Note, 2.330%, 8/15/2030	216,865
10,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	10,138
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	19,120
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	17,062
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	266,611
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	22,111
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	10,366
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	10,249
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	70,654
	TOTAL	1,259,807
	Financial Institution - Insurance - P&C—0.2%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	12,378
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	64,130
205,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.950%, 4/22/2044	247,168
65,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	113,191
	TOTAL	436,867
	Financial Institution - REIT - Apartment—0.1%
10,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	10,225
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	191,743
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	73,521
	TOTAL	275,489
	Financial Institution - REIT - Healthcare—0.1%
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	193,075
	Financial Institution - REIT - Office—0.0%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	78,242
	Financial Institution - REIT - Other—0.1%
105,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	115,784
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	80,761
	TOTAL	196,545
	Financial Institution - REIT - Retail—0.2%
300,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	308,388
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	51,156
	TOTAL	359,544
	Financial Institution - REITs—0.0%
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	62,987
	Supranational—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	30,650
	Technology—0.5%
10,000	Apple, Inc., 3.850%, 5/4/2043	11,840
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	30,855
200,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	207,713
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	72,466

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	$25,133
240,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	282,897
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	118,790
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	284,068
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	7,426
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	9,207
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	10,292
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	68,073
	TOTAL	1,128,760
	Technology Services—0.0%
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	5,232
	Transportation - Airlines—0.1%
30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	30,654
110,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	123,359
	TOTAL	154,013
	Transportation - Railroads—0.1%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	70,255
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	30,948
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	239,237
	TOTAL	340,440
	Transportation - Services—0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	20,487
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	22,344
70,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	70,431
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	209,349
125,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	135,944
	TOTAL	458,555
	Utility - Electric—0.9%
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	93,885
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	344,609
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	167,995
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	180,009
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	214,436
100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	101,380
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	120,842
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	36,856
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	264,007
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	186,443
300,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	287,010
	TOTAL	1,997,472
	Utility - Natural Gas—0.3%
65,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	66,970
445,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	508,151
15,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	15,396
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	6,821
	TOTAL	597,338
	TOTAL CORPORATE BONDS (IDENTIFIED COST $20,128,740)	21,896,456

Shares or Principal Amount			Value
		U.S. TREASURIES—2.9%
		Treasury Inflation-Indexed Note—0.8%
$ 1,581,961		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2031	$1,765,020
		U.S. Treasury Bond—0.9%
2,050,000	[5]	United States Treasury Bond, 2.000%, 8/15/2051	2,079,469
		U.S. Treasury Note—1.2%
1,100,000		United States Treasury Note, 0.125%, 8/31/2023	1,093,823
200,000		United States Treasury Note, 0.375%, 10/31/2023	199,540
1,300,000		United States Treasury Note, 1.250%, 8/15/2031	1,263,658
		TOTAL	2,557,021
		TOTAL U.S. TREASURIES (IDENTIFIED COST $6,383,410)	6,401,510
		ASSET-BACKED SECURITIES—0.8%
		Auto Receivables—0.2%
400,000		Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	407,697
90,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	88,644
		TOTAL	496,341
		Equipment Lease—0.2%
500,000		HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	509,191
		Other—0.2%
450,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	451,828
		Student Loans—0.2%
347,017		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	346,190
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,786,751)	1,803,550
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.8%
		Commercial Mortgage—0.8%
190,000		Bank, Class A4, 3.488%, 11/15/2050	207,360
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.930%, 6/10/2046	206,156
51,402		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	52,553
393,349		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	399,599
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	368,697
200,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.620%, 11/25/2045	205,073
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	212,098
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,615,573)	1,651,536
		MORTGAGE-BACKED SECURITIES—0.2%
		Federal Home Loan Mortgage Corporation—0.0%
28,610		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	31,365
		Federal National Mortgage Association—0.2%
7,352		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	8,437
859		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	976
26,994		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	29,586
46,393		Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	50,220
33,903		Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	37,663
17,720		Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	18,815
20,740		Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	22,022
17,226		Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	18,087
23,061		Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	24,985
11,483		Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	12,044
15,450		Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	16,376
17,707		Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	18,775
15,083		Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	15,720

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 10,905		Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	$11,577
28,698		Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	30,184
13,169		Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	14,003
24,566		Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	27,829
25,294		Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	28,003
28,766		Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	30,544
32,098		Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	33,450
		TOTAL	449,296
		Government National Mortgage Association—0.0%
17,050		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	18,305
11,344		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	12,354
		TOTAL	30,659
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $484,565)	511,320
		GOVERNMENT AGENCY—0.1%
		Federal National Mortgage Association—0.1%
250,000		Federal National Mortgage Association Notes, 0.625%, 4/22/2025 (IDENTIFIED COST $249,640)	247,389
		MUNICIPAL BOND—0.0%
30,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $33,434)	36,437
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
149		Federal Home Loan Mortgage Corp. REMIC, Series 1311, Class K, 7.000%, 7/15/2022	152
161		Federal Home Loan Mortgage Corp. REMIC, Series 1384, Class D, 7.000%, 9/15/2022	164
2,413		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	2,706
		TOTAL	3,022
		Federal National Mortgage Association—0.0%
808	[3]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%), 7/25/2023	842
477		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	499
		TOTAL	1,341
		Non-Agency Mortgage—0.0%
110	[6]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.336%, 3/25/2031	110
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,259)	4,473
		EXCHANGE-TRADED FUNDS—7.0%
33,100		iShares Core MSCI Emerging Markets ETF	2,066,433
171,300		iShares MSCI EAFE ETF	13,787,937
		Total Exchange-Traded Funds (IDENTIFIED COST $14,168,697)	15,854,370
		INVESTMENT COMPANIES—19.4%
158,778		Bank Loan Core Fund	1,532,208
319,451		Emerging Markets Core Fund	3,172,150
526,590		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[7]	526,590
15,366,877		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[7]	15,371,487
953,657		High Yield Bond Core Fund	6,027,112
1,414,640		Mortgage Core Fund	13,891,769

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued
364,217	Project and Trade Finance Core Fund	$3,226,959
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $44,365,662)	43,748,275
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $188,958,329)	225,882,849
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[8]	(435,723)
	TOTAL NET ASSETS—100%	$225,447,126
At October 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Long Bond Long Futures	1	$160,844	December 2021	$(1,846)
[1]United States Treasury Ultra Bond Long Futures	1	$196,406	December 2021	$(1,666)
Short Futures:
[1]United States Treasury Notes 2-Year Short Futures	2	$438,500	December 2021	$1,829
[1]United States Treasury Notes 5-Year Short Futures	18	$2,191,500	December 2021	$23,117
[1]United States Treasury Notes 10-Year Ultra Short Futures	6	$870,188	December 2021	$10,705
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$32,139
The average notional value of long and short futures contracts held by the Fund throughout the period was $411,727 and $3,285,182, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
Affiliates	Value as of 7/31/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$4,255,287	$33,061	$(2,760,600)
Emerging Markets Core Fund	$2,857,224	$397,123	$—
Federated Government Obligations Fund, Premier Shares*	$168,995	$26,669,228	$(26,311,633)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$16,947,898	$9,187,647	$(10,762,122)
High Yield Bond Core Fund	$5,962,186	$717,744	$(573,300)
Mortgage Core Fund	$6,610,200	$7,403,915	$—
Project and Trade Finance Core Fund	$3,205,801	$24,782	$—
TOTAL OF AFFILIATED TRANSACTIONS	$40,007,591	$44,433,500	$(40,407,655)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2021	Shares Held as of 10/31/2021	Dividend Income
$(111,161)	$115,621	$1,532,208	158,778	$33,040
$(82,197)	$—	$3,172,150	319,451	$41,874
N/A	N/A	$526,590	526,590	$104
$(1,373)	$(563)	$15,371,487	15,366,877	$822
$(118,194)	$38,676	$6,027,112	953,657	$76,743
$(122,346)	$—	$13,891,769	1,414,640	$33,040
$(3,624)	$—	$3,226,959	364,217	$24,782
$(438,895)	$153,734	$43,748,275	19,104,210	$210,405

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$503,863	$526,590

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Perpetual Bond Security. The maturity date reflects the next call date.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$130,556,912	$—	$—	$130,556,912
International	3,170,621	—	—	3,170,621
Debt Securities:
Corporate Bonds	—	21,896,456	—	21,896,456
U.S. Treasuries	—	6,401,510	—	6,401,510
Asset-Backed Securities	—	1,803,550	—	1,803,550
Commercial Mortgage-Backed Securities	—	1,651,536	—	1,651,536
Mortgage-Backed Securities	—	511,320	—	511,320
Government Agencies	—	247,389	—	247,389
Municipal Bonds	—	36,437	—	36,437
Collateralized Mortgage Obligations	—	4,473	—	4,473
Exchange-Traded Funds	15,854,370	—	—	15,854,370
Investment Companies[1]	40,521,316	—	—	43,748,275
TOTAL SECURITIES	$190,103,219	$32,552,671	$—	$225,882,849
Other Financial Instruments:[2]
Assets	$35,651	$—	$—	$35,651
Liabilities	(3,512)	—	—	(3,512)
TOTAL OTHER FINANCIAL INSTRUMENTS	$32,139	$—	$—	$32,139

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $3,226,959 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

[2]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit